Lease Prepayments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Lease Prepayments
Non-current portion	$ 2,264	¥ 15,762	¥ 16,296
Current portion - amount charged to expense within a year	75	524	524
Total lease prepayments of land use rights	$ 2,339	¥ 16,286	¥ 16,820